Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	$ 10,131,096		$ 10,131,096		$ 10,209,096	$ 7,104,527
Non-current assets	324,106		324,106		157,809	236,977
Total assets	10,455,202		10,455,202		10,366,905	7,341,504
Current liabilities	3,402,385		3,402,385		5,278,655	4,112,295
Non-current liabilities	4,883,993		4,883,993			1,114,243
Total liabilities	8,286,378		8,286,378		5,278,655	5,226,538
Cost of revenue	(4,565,173)	$ (4,690,058)	(9,043,225)	$ (10,066,850)	(20,113,294)	(15,036,876)
Gross profit (loss)	417,784	696,856	794,855	1,316,553	2,814,121	1,646,694
Amortization and depreciation	(13,466)	(14,402)	(27,638)	(28,823)	(57,894)	(27,055)
General and administrative expenses	(1,275,869)	(1,444,914)	(2,515,419)	(2,624,661)	(5,280,582)	(4,246,880)
Marketing cost	(169,389)	(59,075)	(226,580)	(144,082)	(641,917)	(364,160)
Research & development	(198,104)	(144,549)	(409,751)	(279,978)	(923,387)	(552,343)
Total operating expenses	1,911,375	2,084,511	3,723,866	3,560,090	7,681,356	5,871,877
Profit (loss) from operations	(1,493,591)	(1,387,655)	(2,929,011)	(2,243,537)	(4,867,235)	(4,225,183)
Interest income	700	447	1,457	1,717	21,150	3,277
Other income	44,788	15,192	49,886	52,189	77,699	107,275
Tax expense
Net profit (loss)	$ (1,537,365)	$ (1,455,764)	$ (2,981,488)	$ (2,367,654)	(4,943,444)	(4,381,974)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets					4,503,346	2,251,100
Non-current assets					21,042	45,503
Total assets					4,524,388	2,296,603
Current liabilities					8,556,844	4,906,955
Non-current liabilities
Total liabilities					8,556,844	4,906,955
Revenue					2,971,031	1,912,012
Cost of revenue					(867,154)	(1,112,697)
Gross profit (loss)					2,103,877	799,315
Amortization and depreciation					(7,948)	(7,102)
General and administrative expenses					(2,313,818)	(1,709,543)
Marketing cost					(562,637)	(364,160)
Research & development					(583,874)	(170,006)
Total operating expenses					(3,468,277)	(2,250,811)
Profit (loss) from operations					(1,364,400)	(1,451,496)
Interest income					20,971	3,166
Other income					17,403	24,126
Total other income (expense)					38,374	27,292
Tax expense
Net profit (loss)					(1,326,026)	(1,424,204)
Variable Interest Entity, Not Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets					5,330,206	4,177,156
Non-current assets					9,121
Total assets					5,339,327	4,177,156
Current liabilities					4,162,414	3,318,450
Non-current liabilities
Total liabilities					4,162,414	3,318,450
Revenue					19,824,966	14,738,480
Cost of revenue					(18,886,139)	(13,924,179)
Gross profit (loss)					938,827	814,301
Amortization and depreciation					(990)	(713)
General and administrative expenses					(597,962)	(432,365)
Marketing cost					(79,280)
Research & development					(31,505)	(55,965)
Total operating expenses					(709,737)	(489,043)
Profit (loss) from operations					229,090	325,258
Interest income					83	47
Other income					60,296	64,709
Total other income (expense)					60,379	64,756
Tax expense
Net profit (loss)					$ 289,469	$ 390,014